Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.5%
Corporate — 0.5%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,920	$ 1,986,000
Florida — 0.4%
Transportation — 0.4%
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(c)	1,605	1,656,398
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	710	735,202
New York — 143.0%
Corporate — 4.6%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	1,015	1,190,215
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,600	6,450,351
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	860	859,657
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,590	1,558,762
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,500	2,568,084
AMT, 5.63%, 04/01/40	2,570	2,781,351
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,620	2,760,258
AMT, 5.00%, 10/01/40	500	516,933
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,755	1,614,663
		20,300,274
County/City/Special District/School District — 30.0%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	810	911,789
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,585	1,775,439
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,920	2,137,370
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,835	2,002,818
City of New York, GO
Series A, 5.00%, 08/01/51	1,220	1,287,512
Series A-1, 4.00%, 09/01/46	2,285	2,143,392
Series A-1, 5.00%, 08/01/47	2,960	3,115,707
Series C, 5.25%, 03/01/53	1,980	2,137,905
Series D, 5.25%, 04/01/54	6,005	6,516,427
Series E1, 5.25%, 04/01/44	10,000	11,016,461
Series F-1, 4.00%, 03/01/47	2,730	2,571,652
Series I, 5.00%, 03/01/36	3,500	3,503,251
Sub-Series D-1, 5.50%, 05/01/46	1,360	1,504,517
Sub-Series E-1, 4.00%, 04/01/45	2,470	2,353,964
County of Nassau New York, GO, Series A, 4.25%, 04/01/52	5,000	4,921,300
County of Nassau New York, Refunding GO
Series A, (AGM), 4.00%, 04/01/49	4,235	4,116,396
Series B, (AGM), 5.00%, 04/01/40	2,155	2,315,202
Ithaca City School District, Refunding GO, (BAM SAW), 2.00%, 06/15/33	450	376,403
New York City Industrial Development Agency, RB(d)
(AGC), 0.00%, 03/01/39	5,000	2,608,910
(AGC), 0.00%, 03/01/43	4,330	1,769,072
Security	Par (000)	Value
County/City/Special District/School District (continued)
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	$4,395	$ 4,152,399
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	2,030	2,117,721
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	4,105	4,313,352
Series B-1, 5.00%, 08/01/45	4,425	4,546,388
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,512,680
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,691,615
Sub-Series E-1, 5.00%, 02/01/43	2,010	2,055,961
Series A, Subordinate, 4.00%, 05/01/53	1,585	1,461,332
Series C-1, Subordinate, 4.00%, 02/01/39	1,650	1,651,914
Series F-1, Subordinate, 5.00%, 02/01/44	430	461,598
New York City Transitional Finance Authority, RB
Series F-1, 5.25%, 02/01/53	2,360	2,562,112
Series B, Subordinate, 5.25%, 05/01/50	4,120	4,480,648
New York Convention Center Development Corp., RB, CAB(d)
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,042,218
Series B, Sub Lien, 0.00%, 11/15/47	6,740	1,941,249
Series B, Sub Lien, 0.00%, 11/15/48	3,550	1,035,379
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,275	1,349,592
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	5,465	5,528,615
5.00%, 11/15/45	12,245	12,345,870
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	6,110	6,113,817
Series 1, 3.00%, 02/15/42	1,110	922,253
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,805	3,457,789
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,400	1,159,454
Series A, (SAW), 2.00%, 07/15/35	830	671,212
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,600	1,463,907
Series A, 4.13%, 05/15/53	1,980	1,867,663
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,280	1,283,804
		131,276,029
Education — 16.1%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	880	472,080
4.00%, 07/01/51	915	492,013
Build NYC Resource Corp., RB, Sustainability Bonds, 5.75%, 06/01/52(b)	1,000	1,015,185
Build NYC Resource Corp., Refunding RB, Series A, 5.00%, 06/01/43	525	525,407
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,370	1,422,020
5.00%, 07/01/48	345	354,098
5.00%, 07/01/52	1,635	1,707,719
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,180	1,211,178
4.00%, 07/01/46	1,825	1,718,612
4.00%, 07/01/49	2,035	1,862,780
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	815	829,910
Series B, 5.00%, 07/01/43	2,940	2,975,066
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	$2,555	$ 2,692,833
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	500	500,366
Series A, 4.00%, 07/01/50	14,730	13,421,816
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	4,580	5,337,021
Series A, 5.00%, 07/01/46	490	468,690
Series A, Sustainability Bonds, 5.00%, 07/01/48	580	622,093
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	2,130	2,133,888
Series A, 5.00%, 07/01/35	1,380	1,388,072
Series A, 5.00%, 07/01/43	2,520	2,540,636
Series A, 5.00%, 07/01/48	6,900	6,961,606
Series A, 5.50%, 07/01/54	4,065	4,564,306
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,835	1,978,031
5.00%, 12/01/39	3,215	3,446,807
4.00%, 12/01/47	1,650	1,525,510
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	4,360	4,452,339
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	550	586,605
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	2,265	2,269,403
Series A, 5.00%, 07/01/41	825	825,793
		70,301,883
Health — 7.3%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,386,971
Class A, 5.50%, 07/01/47	920	830,814
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,810	1,851,564
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	285	212,921
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	800	743,997
Series A, 5.00%, 12/01/32	830	830,216
Series A, 5.00%, 12/01/37	350	350,072
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,450	1,381,618
4.00%, 12/01/39	525	499,138
4.00%, 12/01/46	2,870	2,504,564
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	1,100	1,011,707
Series C, 4.25%, 05/01/39	1,000	1,000,063
Series D, 4.25%, 05/01/39	300	300,019
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	460	326,585
4.25%, 05/01/52	4,355	4,109,586
5.00%, 05/01/52	5,910	6,102,321
Series 1, 4.00%, 07/01/47	3,250	3,068,946
Series A, 5.00%, 05/01/32	3,525	3,561,737
Security	Par (000)	Value
Health (continued)
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	$625	$ 625,729
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	610	591,080
5.00%, 07/01/56	680	610,159
		31,899,807
Housing — 7.1%
New York City Housing Development Corp., RB, M/F Housing
Series A-1, 4.65%, 11/01/49	790	778,526
Series A-1, 4.75%, 11/01/54	1,280	1,271,094
Sustainability Bonds, 4.80%, 02/01/53	3,440	3,325,015
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	275	276,842
Series A, Sustainability Bonds, 4.75%, 11/01/48	420	419,366
Series E-1, Sustainability Bonds, (SONYMA), 4.20%, 11/01/42	1,080	1,027,928
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	2,305	2,293,009
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	4,310	4,325,752
New York City Housing Development Corp., Refunding RB
Series A, Sustainability Bonds, 4.25%, 11/01/43	3,990	3,845,126
Series F-1-A, Sustainability Bonds, 3.30%, 11/01/46	560	465,832
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	950	950,149
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,525	1,527,018
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	625	606,996
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA), 3.85%, 11/01/39	2,415	2,224,532
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 255, (SONYMA), 4.70%, 10/01/43	1,220	1,224,254
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,960	3,961,688
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	1,040	1,008,063
Series 218, AMT, 3.85%, 04/01/38	125	122,196
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing, Series 190, 3.80%, 10/01/40	1,680	1,645,812
		31,299,198
State — 13.3%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	3,425	3,468,768
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	3,970	4,200,507
Series A, 5.00%, 03/15/40	4,580	4,750,626
Series A, 5.00%, 03/15/44	5,275	5,490,956
Series A, 5.00%, 03/15/45	3,300	3,423,389
Series C, 4.00%, 03/15/45	3,900	3,701,557
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,460	1,551,885
Series A, 5.25%, 03/15/52	3,800	4,120,796

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series B, 5.00%, 02/15/37	$2,130	$ 2,235,115
Series D, 5.00%, 02/15/48	4,835	5,048,013
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	6,400	6,173,918
Series A, 5.00%, 03/15/46	4,070	4,397,125
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	5,500	5,225,459
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	4,075	4,399,522
		58,187,636
Tobacco — 2.1%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,042,812
5.00%, 06/01/48	820	782,616
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	330	307,955
Series A-2B, 5.00%, 06/01/51	1,110	1,004,865
Series B, 5.00%, 06/01/41	655	661,489
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	2,250	2,252,718
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,295	2,104,169
		9,156,624
Transportation — 37.5%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	2,535	2,587,721
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	1,525	1,566,185
Series A, (AGM), 4.00%, 02/15/47	2,760	2,605,431
Metropolitan Transportation Authority, RB
Series A-1, 4.00%, 11/15/45	1,125	1,046,079
Series B, 5.25%, 11/15/38	1,220	1,222,158
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,950	1,769,516
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	3,320	2,994,739
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/48	3,490	3,739,035
Series A, 5.00%, 11/15/49	2,200	2,353,130
Series A, 5.25%, 11/15/49	3,960	4,247,875
Series B, 5.25%, 11/15/55	2,350	2,364,981
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	2,155	1,953,928
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	4,580	4,681,608
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,565,381
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	800	800,217
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/43	6,420	6,392,721
Series N, 4.00%, 01/01/44	2,750	2,699,866
Series A, Junior Lien, 5.00%, 01/01/36	1,715	1,755,550
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,770	1,889,951
Series O, 4.00%, 01/01/44	2,005	1,965,327
Series P, 5.25%, 01/01/54	1,240	1,340,841
Series B, Subordinate, 4.00%, 01/01/45	3,915	3,718,715
Series B, Subordinate, 4.00%, 01/01/50	3,240	2,967,588
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	6,115	6,583,868
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB (continued)
AMT, 5.00%, 12/01/35	$1,595	$ 1,707,569
AMT, 5.00%, 12/01/39	950	993,210
AMT, 5.00%, 12/01/41	550	571,084
Series A, AMT, 5.00%, 07/01/46	8,210	8,065,350
Series A, AMT, 5.25%, 01/01/50	6,685	6,688,866
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,815	1,524,806
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/43	2,725	2,956,149
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,700	3,808,656
AMT, Sustainability Bonds, 6.00%, 06/30/54	5,035	5,517,193
New York Transportation Development Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/37	2,350	2,438,634
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	125	129,088
AMT, 5.00%, 04/01/35	110	113,715
AMT, 5.00%, 04/01/36	120	123,503
AMT, 5.00%, 04/01/37	140	143,903
AMT, 5.00%, 04/01/38	70	71,753
AMT, 5.00%, 04/01/39	95	97,345
Port Authority of New York & New Jersey, ARB
Series 221, AMT, 4.00%, 07/15/39	4,925	4,842,880
Series 221, AMT, 4.00%, 07/15/55	8,850	7,767,965
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/47	1,000	1,024,246
Series 198, 5.25%, 11/15/56	870	890,743
Series 205, 5.00%, 11/15/47	4,000	4,135,518
AMT, 5.00%, 10/15/34	2,040	2,092,736
Series 177, AMT, 4.00%, 01/15/43	735	665,361
Series 231, AMT, 5.50%, 08/01/47	3,810	4,111,118
Series 234, AMT, 5.50%, 08/01/52	1,630	1,749,474
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/39	790	853,845
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	4,600	4,914,429
Sub-Series B-1, 5.00%, 11/15/48	1,770	1,896,596
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	1,800	1,892,379
Series C, 5.00%, 05/15/47	4,805	5,118,410
Series C, 4.13%, 05/15/52	4,900	4,704,609
Series C, 5.25%, 05/15/52	5,350	5,758,387
Series C, Sustainability Bonds, 5.25%, 11/15/42	715	803,873
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(d)	9,700	7,008,471
		163,994,275
Utilities — 25.0%
Long Island Power Authority, RB
5.00%, 09/01/35	2,000	2,152,314
5.00%, 09/01/36	975	1,030,457
5.00%, 09/01/37	3,825	4,085,769
(BAM-TCRS), 5.00%, 09/01/42	5,700	5,933,829
5.00%, 09/01/47	1,625	1,672,354
Series E, Sustainability Bonds, 5.00%, 09/01/48	565	609,449
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,865	3,061,941
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	930	956,732
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/52	6,600	6,257,666
Series DD, 5.00%, 06/15/47	2,750	2,811,497
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
New York City Municipal Water Finance Authority, RB (continued)
Series GG, 5.00%, 06/15/48	$1,160	$ 1,221,192
Sub-Series CC-1, 5.25%, 06/15/54	3,960	4,332,881
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	6,970	7,672,414
Series BB-1, 4.00%, 06/15/45	1,935	1,898,591
Series DD, 4.13%, 06/15/47	3,960	3,914,198
Series EE, 5.00%, 06/15/45	2,750	2,962,172
Series GG, 5.00%, 06/15/39	5,090	5,137,825
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	2,565	2,753,495
Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	6,430	6,907,063
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	9,875	9,367,347
Series A, Sustainability Bonds, 4.00%, 11/15/55	6,515	6,092,125
Series A, Sustainability Bonds, 4.00%, 11/15/60	560	514,186
New York State Environmental Facilities Corp., RB
Sustainability Bonds, 5.00%, 08/15/41	1,370	1,408,197
Series B, Sustainability Bonds, 5.00%, 03/15/45	5,145	5,187,111
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	3,180	3,384,578
Series A, 5.25%, 06/15/53	3,960	4,343,946
Subordinate, 5.00%, 06/15/41	4,410	4,505,328
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	1,125	1,017,221
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,970	3,189,103
Series 2, Sustainability Bonds, 5.00%, 06/15/53	4,880	5,219,426
		109,600,407
Total Municipal Bonds in New York		626,016,133
Puerto Rico — 5.4%
State — 5.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	706,220
Series A-1, Restructured, 5.00%, 07/01/58	1,682	1,674,420
Series A-2, Restructured, 4.78%, 07/01/58	123	119,284
Series A-2, Restructured, 4.33%, 07/01/40	1,378	1,344,101
Series B-1, Restructured, 4.75%, 07/01/53	551	536,987
Series B-1, Restructured, 5.00%, 07/01/58	8,579	8,590,321
Series B-2, Restructured, 4.33%, 07/01/40	7,120	6,943,706
Series B-2, Restructured, 4.78%, 07/01/58	722	700,824
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	10,409	3,243,455
Total Municipal Bonds in Puerto Rico		23,859,318
South Carolina — 0.9%
Corporate — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,800	3,997,507
Total Municipal Bonds — 150.4% (Cost: $652,573,804)		658,250,558
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New York — 6.1%
County/City/Special District/School District — 1.3%
City of New York, GO, Series B, 5.25%, 10/01/47	$5,395	$ 5,836,273
State — 2.4%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	10,409,395
Transportation — 2.4%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	5,500	5,648,536
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,000	4,800,621
		10,449,157
Total Municipal Bonds in New York		26,694,825
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.1% (Cost: $25,925,552)		26,694,825
Total Long-Term Investments — 156.5% (Cost: $678,499,356)		684,945,383

	Shares
Short-Term Securities
	Money Market Funds — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(h)(i)	7,025,492	7,026,194
	Total Short-Term Securities — 1.6% (Cost: $7,026,194)	7,026,194
	Total Investments — 158.1% (Cost: $685,525,550)	691,971,577
	Other Assets Less Liabilities — 1.4%	6,164,761
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.0)%	(13,043,578)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (56.5)%	(247,308,055)
	Net Assets Applicable to Common Shares — 100.0%	$ 437,784,705

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio(a)	$ 11,465,077	$ —	$ (11,465,077)(b)	$ —	$ —	$ —	—	$ 225,341	$ —
BlackRock Liquidity Funds, MuniCash, Institutional Shares	—	7,026,194 (b)	—	—	—	7,026,194	7,025,492	76,130	—
				$ —	$ —	$ 7,026,194		$ 301,471	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	56	06/18/24	$ 6,018	$ 149,534
U.S. Long Bond	64	06/18/24	7,290	254,889
5-Year U.S. Treasury Note	41	06/28/24	4,296	78,412
				$ 482,835
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 658,250,558	$ —	$ 658,250,558
Municipal Bonds Transferred to Tender Option Bond Trusts	—	26,694,825	—	26,694,825
Short-Term Securities
Money Market Funds	7,026,194	—	—	7,026,194
	$7,026,194	$684,945,383	$—	$691,971,577
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 482,835	$ —	$ —	$ 482,835

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(12,949,999)	$—	$(12,949,999)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)
	$—	$(260,649,999)	$—	$(260,649,999)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency